INTANGIBLE ASSET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSET
Schedule of intangible assets
March 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Intangible assets:
Software development	$57,143	$(15,418)	$41,725	5
Foreign currency translation adjustment	-	-	4,057
Intangible assets, net	$57,143	$(3,266)	$45,782

December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Intangible assets:
Software development	$57,143	$(11,696)	$45,447	5
Foreign currency translation adjustment	-	-	3,582
Intangible assets, net	$57,143	$(11,696)	$49,029

Schedule of intangible assets amortization expenses
Fiscal years:
Remaining 2021	$12,327
2022	12,326
2023	12,326
Thereafter	8,802

Fiscal years:
Remaining 2020	$49,029
2021	36,772
2022	24,515
2023	12,257